PRIVATE PLACEMENT WARRANTS	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
PRIVATE PLACEMENT WARRANTS

NOTE 4 — PRIVATE PLACEMENT WARRANTS

The Sponsor has agreed to purchase an aggregate of 6,300,000 Private Placement Warrants (or 6,900,000 Private Placement Warrants if the over-allotment option is exercised in full) at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $6,300,000, or $6,900,000 if the over-allotment option is exercised in full, in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.